INCOME TAXES - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Compensation and severance	$ 66,049	$ 41,113
Net operating loss, tax credits, and other tax carryforwards	280,026	277,001
Lease liability	116,801	61,439
Intangible assets	12,332	655,918
Property, buildings and equipment	0	1,349
Other assets	56,293	18,481
Total gross deferred tax assets	531,501	1,055,301
Less valuation allowance	(182,513)	(171,521)
Total deferred tax assets	348,988	883,780
Deferred tax liabilities:
Investments	(144,547)	(124,544)
Loss contracts	(13,547)	(14,613)
Property, buildings and equipment	(58,039)	0
Lease asset	(110,215)	(53,253)
Branch offset	(23,822)	0
Other liabilities	(15,340)	(22,913)
Total gross deferred tax liabilities	(365,510)	(215,323)
Net deferred tax (liabilities) assets	$ (16,522)	$ 668,457